EMPLOYEE BENEFITS	12 Months Ended
Mar. 31, 2021
EMPLOYEE BENEFITS
EMPLOYEE BENEFITS

Note 15 – EMPLOYEE BENEFITS

The Company has made the required employee benefit contributions in accordance with relevant rules and regulations in the PRC. Such contributions includes funding for retirement insurance, unemployment insurance, medical insurance, work injury insurance and maternity insurance. The Company recorded the contributions in salary and employee charges at specified percentages of the salaries, bonuses and certain allowances of its employees, up to a maximum amount specified by the local government. The contributions made by the Company were US$ 435,689,  US$ 399,104, and US$ 35,469 for the years ended March 31, 2021, 2020 and 2019, respectively.